Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table includes Adjusted EBITDA, which is the measure of segment profit or loss reported to the chief operating decision maker for purposes of allocating resources to the segments and assessing their performance:

	Years Ended December 31,
	2014	2013
	(Dollars in millions)
Sales and other operating revenue:
Domestic Coke	$823.7	$919.3
Coal Logistics	49.3	12.4
Coal Logistics intersegment sales	5.7	1.2
Elimination of intersegment Sales	(5.7)	(1.2)
Total Sales and other operating revenue	$873.0	$931.7
Adjusted EBITDA:
Domestic Coke	$181.8	$196.9
Coal Logistics	14.3	4.7
Corporate and Other	(7.2)	(6.8)
Total Adjusted EBITDA	$188.9	$194.8
Depreciation and amortization expense:
Domestic Coke	$46.7	$44.8
Coal Logistics	7.6	1.8
Total Depreciation and amortization expense	$54.3	$46.6
Capital expenditures:
Domestic Coke	$64.7	$46.0
Coal Logistics	2.9	0.2
Total Capital expenditures	$67.6	$46.2

	December 31,
	2014	2013
	(Dollars in millions)
Segment assets:
Domestic Coke	$1,264.1	$1,234.0
Coal Logistics	116.6	120.6
Corporate and Other	14.7	22.7
Segment assets, excluding tax assets	1,395.4	1,377.3
Tax assets	21.6	32.0
Total assets	$1,417.0	$1,409.3

Reconciliation of Revenue from Segments to Consolidated
The following table sets forth the Partnership’s total sales and other operating revenue by product or service:

	Years Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Cokemaking revenues	$757.9	$853.6	$951.5
Energy revenues	65.7	65.6	62.4
Coal logistics revenues	47.4	11.2	—
Other revenues	2.0	1.3	—
Total	$873.0	$931.7	$1,013.9

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
Below is a reconciliation of Adjusted EBITDA (unaudited) to net income, which is its most directly comparable financial measure calculated and presented in accordance with GAAP:

	Year Ended December 30,
	2014	2013	2012
	(Dollars in millions)
Adjusted EBITDA attributable to SunCoke Energy Partners, L.P.	$130.9	$103.5	$—
Add: Adjusted EBITDA attributable to Predecessors(1)	38.3	39.6	174.0
Add: Adjusted EBITDA attributable to noncontrolling interest (2)	19.7	51.7	—
Adjusted EBITDA	$188.9	$194.8	$174.0
Subtract:
Depreciation and amortization expense	54.3	46.6	46.4
Interest expense, net	37.1	15.4	10.3
Income tax expense	10.5	1.8	23.3
Sales discounts provided to customers due to sharing of nonconventional fuel tax credits (3)	(0.5)	6.8	11.2
Net income	$87.5	$124.2	$82.8

(1)	Reflects Granite City Adjusted EBITDA for all periods and Haverhill and Middletown Adjusted EBITDA for periods prior to the IPO.

(2)	Reflects net income attributable to noncontrolling interest adjusted for noncontrolling interest share of interest, taxes and depreciation.

(3)
Sales discounts are related to nonconventional fuel tax credits, which expired in 2013. At December 31, 2013, we had $13.6 million accrued related to sales discounts to be paid to our customer at our Granite City facility. During the first quarter of 2014, we settled this obligation for $13.1 million which resulted in a gain of $0.5 million. This gain is recorded in sales and other operating revenue on our Combined and Consolidated Statement of Income.